Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statements [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	sil
Entity Registrant Name	SilverCrest Metals Inc.
Entity Central Index Key	0001659520
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	84,922,633
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false